Changes in Carrying Amount of Goodwill by Business Segment (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Goodwill [Line Items]
Balance at beginning of year	¥ 198,436	¥ 154,385
Goodwill acquired during the year	10,852	43,456
Foreign currency translation adjustment	(3,120)	250
Other	(595)	345
Balance at end of year	205,573	198,436
Mobile Phone Business
Goodwill [Line Items]
Balance at beginning of year	142,083	138,597
Goodwill acquired during the year	10,852	3,426
Foreign currency translation adjustment	(1,219)	60
Other	(509)
Balance at end of year	151,207	142,083
Miscellaneous businesses
Goodwill [Line Items]
Balance at beginning of year	56,353	15,788
Goodwill acquired during the year		40,030
Foreign currency translation adjustment	(1,901)	190
Other	(86)	345
Balance at end of year	¥ 54,366	¥ 56,353